SHARE CAPITAL (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Issued and paid up:
Share capital, Balance		$ 319,736	$ 363,095
Share capital, Issue of ordinary shares		0	15,000
Share capital, Balance		$ 292,503	$ 319,736
Share capital [member]
Issued and paid up:
Number of shares, Balance		1
Number of shares, Issue of ordinary shares		19,063,832
Number of shares, Balance		19,063,833	1
Share capital, Balance	[1]
Share capital, Issue of ordinary shares		320,683
Share capital, Balance		$ 320,683		[1]

[1]	Amount is less than US$1,000.